Label	Element	Value
PD Emerging Markets Index Portfolio | PD Emerging Markets Index Portfolio
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	PD Emerging Markets Index Portfolio
Objective [Heading]	oef_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	This Fund seeks investment results that correspond to the total return of an index that tracks emerging stock markets.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2026
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	oef_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown except for the fee waiver, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.
This Example does not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these fees and expenses were included, your expenses (in dollars) shown below would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	oef_ExpenseExampleByYearCaption	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	oef_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2024, the portfolio turnover rate was 40% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	40.00%
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock
Under normal circumstances, this Fund invests at least 80% of its assets in securities included in the emerging markets benchmark index for the Fund and in depositary receipts representing securities included in the index. The Fund’s benchmark index is the MSCI Emerging Markets Index, which is designed to measure the equity market performance of large- and mid-capitalization securities in emerging markets.
Under normal circumstances, the Fund employs a replication strategy, which means the Fund seeks to replicate the investment results of the MSCI Emerging Markets Index by investing in substantially all of the securities represented in the MSCI Emerging Markets Index. The sub-subadviser may also utilize a statistical sampling approach to seek to replicate the returns of the MSCI Emerging Markets Index and therefore the Fund may not always hold all of the same securities as the MSCI Emerging Markets Index. Statistical sampling techniques attempt to match the investment characteristics of the index and the Fund by taking into account such factors as capitalization, industry exposures, dividend yield, price to earnings ratio, price to book ratio, earnings growth, and country weightings.
The Fund will not concentrate, except to the same approximate extent as its index may concentrate, in the securities of a particular industry or group of industries (also known as a sector). As of December 31, 2024, a significant portion of the Fund is represented by securities of companies in the Financial sector. The weightings of the Fund are likely to change over time as the composition of the index changes over time.
The Fund will focus its assets in securities of issuers in a single country, a small number of countries, or a particular geographic region to the same approximate extent as its index may focus in securities of issuers in that single country, that small number of countries, or that particular geographic region.
The Fund will not deviate from the above noted strategies at any time for any reason.
The Fund may lend its portfolio holdings to certain financial institutions.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to a broad-based emerging markets equity market index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers, if any, that were in effect during the periods presented.
FIAM LLC and Geode Capital Management, LLC began managing the Fund on April 30, 2021, and some investment policies changed at that time. Another firm managed the Fund before that date.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to a broad-based emerging markets equity market index.
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Calendar Year Total Returns (%)
Bar Chart Does Not Reflect Sales Loads [Text]	oef_BarChartDoesNotReflectSalesLoads	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, returns shown would be lower.
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock	Best and worst quarterly performance reflected within the bar chart: Q4 2020: 20.66%; Q1 2020: (27.33%)
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	20.66%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(27.33%)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Caption [Optional Text]	oef_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2024)
PD Emerging Markets Index Portfolio | PD Emerging Markets Index Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money.
PD Emerging Markets Index Portfolio | PD Emerging Markets Index Portfolio | Risk Not Insured [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PD Emerging Markets Index Portfolio | PD Emerging Markets Index Portfolio | Equity Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably.
PD Emerging Markets Index Portfolio | PD Emerging Markets Index Portfolio | Emerging Markets Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Emerging Markets Risk: Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, lower credit quality, a higher degree of political and economic instability, the impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

PD Emerging Markets Index Portfolio | PD Emerging Markets Index Portfolio | Liquidity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests.

PD Emerging Markets Index Portfolio | PD Emerging Markets Index Portfolio | Foreign (Non-U.S.) Markets Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Foreign (Non-U.S.) Markets Risk: Investing in foreign issuers (companies or other entities) can involve more risks than investing in United States (“U.S.”) issuers, such as risks relating to market, economic, political, regulatory and geopolitical conditions relevant to that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country or region. Depositary receipts are also subject to these risks.

PD Emerging Markets Index Portfolio | PD Emerging Markets Index Portfolio | Index Sampling Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Index Sampling Risk: Because index sampling relies on the sub-adviser to select securities that have economic characteristics similar to securities in the index for which a Fund seeks corresponding investment results, as opposed to holding the constituent securities of that index in the same proportion as the index that holds them, index sampling may not result in the aggregate in investment performance matching that index or of other funds that purchased all or substantially all of the securities in the same index in approximately the same proportions as their weightings in the index.

PD Emerging Markets Index Portfolio | PD Emerging Markets Index Portfolio | Passive Management Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Passive Management Risk: Regardless of performance, a passively managed (or index) fund generally holds constituent securities of the index for which the fund seeks corresponding investment results, which could cause the index fund’s return to be lower than an actively managed fund (which generally seeks to outperform an index). An index fund will also perform poorly when such index performs poorly. In addition, an index fund has operating and other expenses while an index does not. As such, an index fund will tend to underperform the index to some degree over time even though it will attempt to track that index as closely as possible.

PD Emerging Markets Index Portfolio | PD Emerging Markets Index Portfolio | Tracking Error Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Tracking Error Risk: Performance of the Fund may vary from the performance of the index for which it seeks corresponding investment results due to imperfect correlation between the Fund’s investments and that index.

PD Emerging Markets Index Portfolio | PD Emerging Markets Index Portfolio | Currency Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Currency Risk: A decline in the value of a foreign (non-U.S.) currency relative to the U.S. dollar reduces the value in U.S. dollars of the Fund’s investments denominated in or with exposure to that foreign currency.

PD Emerging Markets Index Portfolio | PD Emerging Markets Index Portfolio | Geographic Focus Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Geographic Focus Risk: If the Fund invests a significant portion of its assets in a single country, limited number of countries, or particular geographic region, then the risk increases that economic, political, social, or other conditions in those countries or that region will have a significant impact on the Fund’s performance. As a result, the Fund’s performance may be more volatile than the performance of more geographically diversified funds.

PD Emerging Markets Index Portfolio | PD Emerging Markets Index Portfolio | China Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
China Risk: Because the Fund has principal exposure to investments (both directly and indirectly) involving China, the Fund may be impacted by social, economic and political conditions impacting China, including international relations with other nations, public health risks, corruption and military activity, market illiquidity, exchange-rate fluctuations, volatility, and the potential for limited disclosure and regulation involving Chinese securities.

PD Emerging Markets Index Portfolio | PD Emerging Markets Index Portfolio | Large-Capitalization Companies Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, large-capitalization equity security prices may not rise as much as prices of equity securities of small-capitalization companies.

PD Emerging Markets Index Portfolio | PD Emerging Markets Index Portfolio | Mid-Capitalization Companies Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility and may be more vulnerable to economic, market and industry changes than larger, more established companies.

PD Emerging Markets Index Portfolio | PD Emerging Markets Index Portfolio | Industry Concentration Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Industry Concentration Risk: Concentrating investments in a particular industry or group of industries makes the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that industry or group of industries, which could negatively impact performance.

PD Emerging Markets Index Portfolio | PD Emerging Markets Index Portfolio | Financial Sector Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Financial Sector Risk: The operations and businesses of Financial services companies are subject to extensive governmental regulation, the availability and cost of capital funds, and interest rate changes. General market downturns may affect financial services companies adversely.

PD Emerging Markets Index Portfolio | PD Emerging Markets Index Portfolio | Underlying Fund Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Underlying Fund Risk: Because the Fund is available for investment by the Pacific Dynamix Portfolios and thus may have a significant percentage of its outstanding shares held by the Pacific Dynamix Portfolios, a change in asset allocation by the Pacific Dynamix Portfolios could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.

PD Emerging Markets Index Portfolio | PD Emerging Markets Index Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.

PD Emerging Markets Index Portfolio | PD Emerging Markets Index Portfolio | Class P
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.48%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.60%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.03%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.11%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.31%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.80%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 82
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	322
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	582
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,324
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	82
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	322
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	582
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,324
PD Emerging Markets Index Portfolio | MSCI Emerging Markets Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	MSCI Emerging Markets Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.50%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.70%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.64%
PD Emerging Markets Index Portfolio | Class P
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	(15.96%)
Annual Return [Percent]	oef_AnnlRtrPct	11.93%
Annual Return [Percent]	oef_AnnlRtrPct	36.49%
Annual Return [Percent]	oef_AnnlRtrPct	(13.77%)
Annual Return [Percent]	oef_AnnlRtrPct	15.75%
Annual Return [Percent]	oef_AnnlRtrPct	13.76%
Annual Return [Percent]	oef_AnnlRtrPct	(1.38%)
Annual Return [Percent]	oef_AnnlRtrPct	(22.16%)
Annual Return [Percent]	oef_AnnlRtrPct	8.80%
Annual Return [Percent]	oef_AnnlRtrPct	6.47%
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Class P (incepted May 1, 2009)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.47%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.23%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.63%
Performance Inception Date	oef_PerfInceptionDate	May 01, 2009

[1]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.
[2]	The investment adviser has agreed to waive 0.44% of its management fee on the first $50 million of assets and waive 0.18% on all assets above $50 million through April 30, 2026. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term or upon termination of the investment advisory agreement or by the Trust upon 90 days’ written notice to the investment adviser.